Other disclosures - Disclosure of leverage capital (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Other Disclosures
Tier 1 capital (EUR million)	€ 86,485	€ 83,033
Exposure (EIR million)	€ 1,796,203	€ 1,750,626
Leverage ratio	4.81%	4.74%